Stock Plans, Share-Based Payments and Warrants - Schedule of Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Price Volatility	104.56%	114.63%
Risk-Free Interest Rates	2.19%	1.81%
Expected Life (in years)	6 years 1 month 9 days	5 years 9 months 29 days
Expected Dividend Yield	0.00%	0.00%